Transactions with related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	S/ 1,597,400	S/ 1,517,949
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	740,714	346,533
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	2,338,114	1,864,482
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	1,581,492	1,502,218
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	690,844	302,865
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	2,272,336	1,805,083
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	15,908	15,731
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	49,870	43,668
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivable	S/ 65,778	S/ 59,399